Supplement to the
Fidelity® International Discovery Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AID-17-02 1.813914.119	May 5, 2017

Supplement to the
Fidelity® China Region Fund
Class A, Class T, Class C, and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AHKC-17-02 1.885799.114	May 5, 2017

Supplement to the
Fidelity® Latin America Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

FALAA-17-02 1.928673.111	May 5, 2017

Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Class A, Class T, Class C, and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEME-17-02 1.885798.112	May 5, 2017

Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGCS-17-02 1.900372.113	May 5, 2017

Supplement to the
Fidelity® Worldwide Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AWLD-17-02 1.899555.113	May 5, 2017

Supplement to the
Fidelity® Total International Equity Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (co-manager) has managed the fund since June 2017.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

ATIE-17-03 1.885796.117	May 5, 2017

Supplement to the
Fidelity® Emerging Markets Discovery Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the “Investment Details” section under the “Principal Investment Strategies” heading.

The Adviser allocates the fund's assets across emerging market sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The Adviser expects the fund's sector allocations will approximate the sector weightings of the MSCI Emerging Markets SMID Cap Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

AEMD-17-02 1.962839.109	May 5, 2017

Supplement to the
Fidelity® International Small Cap Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AISC-17-02 1.790649.136	May 5, 2017

Supplement to the
Fidelity® Canada Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACAN-17-02 1.847747.116	May 5, 2017

Supplement to the
Fidelity® Japan Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AJPNA-17-02 1.928344.110	May 5, 2017

Supplement to the
Fidelity® Total Emerging Markets Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the “Investment Details” section under the “Principal Investment Strategies” heading.

With respect to the fund's equity investments, the Adviser allocates the fund's assets across emerging markets sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

ATEK-17-02 1.942953.109	May 5, 2017

Supplement to the
Fidelity® International Value Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFIV-17-02 1.855909.115	May 5, 2017

Supplement to the
Fidelity® Europe Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEUF-17-02 1.9858205.106	May 5, 2017

Supplement to the
Fidelity® International Growth Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

AIGF-17-03 1.885800.115	May 5, 2017

Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager) and Patrick Drouot (co-manager) have managed the fund since June 2017.

The following information replaces similar information found in the "Fund Management" section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for the fund. FMR UK is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

AILS-17-03 1.820236.118	May 5, 2017